Calvert
US Large-Cap Growth Responsible Index Fund
December 31, 2023
Schedule of Investments (Unaudited)

Common Stocks — 99.7%

Security	Shares	Value
Aerospace & Defense — 0.2%
Axon Enterprise, Inc.(1)	1,887	$ 487,469
Curtiss-Wright Corp.	435	96,914
HEICO Corp.	1,166	208,562
Hexcel Corp.	824	60,770
Woodward, Inc.	807	109,857
		$ 963,572
Air Freight & Logistics — 0.2%
C.H. Robinson Worldwide, Inc.	287	$ 24,794
Expeditors International of Washington, Inc.	3,055	388,596
FedEx Corp.	371	93,852
GXO Logistics, Inc.(1)	1,152	70,456
United Parcel Service, Inc., Class B	5,057	795,112
		$1,372,810
Automobile Components — 0.1%
Aptiv PLC(1)	5,039	$452,099
Visteon Corp.(1)	576	71,942
		$524,041
Automobiles — 2.4%
Tesla, Inc.(1)	56,627	$14,070,677
		$14,070,677
Banks — 0.0%(2)
First Financial Bankshares, Inc.	1,241	$37,602
		$37,602
Beverages — 1.7%
Celsius Holdings, Inc.(1)	3,651	$199,053
Coca-Cola Co. (The)	56,747	3,344,101
Coca-Cola Consolidated, Inc.	111	103,052
Keurig Dr Pepper, Inc.	10,707	356,757
Monster Beverage Corp.(1)	20,717	1,193,506
PepsiCo, Inc.	28,726	4,878,824
		$10,075,293
Biotechnology — 2.8%
AbbVie, Inc.	39,408	$6,107,058
Alkermes PLC(1)	838	23,246
Alnylam Pharmaceuticals, Inc.(1)	2,785	533,077
Amgen, Inc.	5,222	1,504,040
Biogen, Inc.(1)	1,312	339,506
BioMarin Pharmaceutical, Inc.(1)	4,320	416,534
Blueprint Medicines Corp.(1)	1,080	99,619
Denali Therapeutics, Inc.(1)	2,500	53,650
Exact Sciences Corp.(1)	2,486	183,914
Exelixis, Inc.(1)	8,005	192,040
Security	Shares	Value
Biotechnology (continued)
Gilead Sciences, Inc.	7,660	$ 620,537
Halozyme Therapeutics, Inc.(1)	3,520	130,099
Incyte Corp.(1)	4,377	274,832
Ionis Pharmaceuticals, Inc.(1)	361	18,263
Moderna, Inc.(1)	7,385	734,438
Neurocrine Biosciences, Inc.(1)	2,457	323,734
Regeneron Pharmaceuticals, Inc.(1)	2,324	2,041,146
Sarepta Therapeutics, Inc.(1)	1,492	143,874
United Therapeutics Corp.(1)	723	158,981
Vertex Pharmaceuticals, Inc.(1)	5,727	2,330,259
		$16,228,847
Broadline Retail — 4.8%
Amazon.com, Inc.(1)	179,682	$27,300,883
eBay, Inc.	10,461	456,309
Etsy, Inc.(1)	2,461	199,464
		$27,956,656
Building Products — 0.9%
A.O. Smith Corp.	3,163	$260,758
AAON, Inc.	1,710	126,318
Advanced Drainage Systems, Inc.	1,665	234,166
Allegion PLC	2,115	267,949
AZEK Co., Inc. (The)(1)	2,377	90,920
Carlisle Cos., Inc.	1,508	471,144
Carrier Global Corp.	8,394	482,235
Fortune Brands Innovations, Inc.	417	31,750
Johnson Controls International PLC	19,028	1,096,774
Lennox International, Inc.	876	392,028
Masco Corp.	2,743	183,726
Simpson Manufacturing Co., Inc.	1,052	208,275
Trane Technologies PLC	3,350	817,065
Trex Co., Inc.(1)	2,398	198,530
UFP Industries, Inc.	250	31,388
Zurn Elkay Water Solutions Corp., Class C	2,528	74,349
		$4,967,375
Capital Markets — 3.5%
Ameriprise Financial, Inc.	1,352	$513,530
Ares Management Corp., Class A	5,864	697,347
BlackRock, Inc.	982	797,188
Blackstone, Inc.	20,797	2,722,743
Blue Owl Capital, Inc.	16,481	245,567
Cboe Global Markets, Inc.	3,895	695,491
Charles Schwab Corp. (The)	10,200	701,760
Coinbase Global, Inc., Class A(1)	6,210	1,080,043
Evercore, Inc., Class A	475	81,249
FactSet Research Systems, Inc.	927	442,225
Hamilton Lane, Inc., Class A	720	81,677
Houlihan Lokey, Inc.	1,418	170,032
Interactive Brokers Group, Inc., Class A	1,107	91,770

Calvert
US Large-Cap Growth Responsible Index Fund
December 31, 2023
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Capital Markets (continued)
Intercontinental Exchange, Inc.	16,747	$ 2,150,817
KKR & Co., Inc.	23,744	1,967,191
LPL Financial Holdings, Inc.	2,430	553,117
MarketAxess Holdings, Inc.	782	229,009
Moody's Corp.	3,641	1,422,029
Morningstar, Inc.	576	164,874
MSCI, Inc.	1,782	1,007,988
Nasdaq, Inc.	8,703	505,993
S&P Global, Inc.	7,012	3,088,926
SEI Investments Co.	4,109	261,127
T. Rowe Price Group, Inc.	1,820	195,996
Tradeweb Markets, Inc., Class A	3,658	332,439
		$20,200,128
Chemicals — 0.9%
Air Products & Chemicals, Inc.	4,181	$1,144,758
Ashland, Inc.	653	55,054
Axalta Coating Systems, Ltd.(1)	3,331	113,154
Balchem Corp.	815	121,231
Ecolab, Inc.	4,345	861,831
Element Solutions, Inc.	4,100	94,874
FMC Corp.	1,272	80,200
International Flavors & Fragrances, Inc.	1,078	87,286
Livent Corp.(1)	4,824	86,735
PPG Industries, Inc.	2,960	442,668
Sherwin-Williams Co. (The)	6,071	1,893,545
		$4,981,336
Commercial Services & Supplies — 0.9%
Casella Waste Systems, Inc., Class A(1)	1,063	$90,844
Cintas Corp.	1,815	1,093,828
Clean Harbors, Inc.(1)	724	126,345
Copart, Inc.(1)	19,261	943,789
MSA Safety, Inc.	1,082	182,674
Republic Services, Inc.	3,138	517,487
Rollins, Inc.	6,733	294,030
Stericycle, Inc.(1)	1,588	78,701
Tetra Tech, Inc.	815	136,048
Veralto Corp.	4,965	408,421
Vestis Corp.	1,056	22,324
Waste Management, Inc.	6,896	1,235,074
		$5,129,565
Communications Equipment — 0.9%
Arista Networks, Inc.(1)	5,498	$1,294,834
Ciena Corp.(1)	2,975	133,905
Cisco Systems, Inc.	42,669	2,155,638
F5, Inc.(1)	1,213	217,103
Juniper Networks, Inc.	1,587	46,785
Lumentum Holdings, Inc.(1)	1,397	73,231
Motorola Solutions, Inc.	3,530	1,105,207
Security	Shares	Value
Communications Equipment (continued)
Viasat, Inc.(1)(3)	171	$ 4,779
		$ 5,031,482
Construction & Engineering — 0.2%
AECOM	671	$ 62,020
Comfort Systems USA, Inc.	696	143,146
EMCOR Group, Inc.	284	61,182
MasTec, Inc.(1)	680	51,490
Quanta Services, Inc.	3,322	716,888
Valmont Industries, Inc.	483	112,785
WillScot Mobile Mini Holdings Corp.(1)	3,816	169,812
		$1,317,323
Construction Materials — 0.2%
Summit Materials, Inc., Class A(1)	745	$28,653
Vulcan Materials Co.	6,221	1,412,229
		$1,440,882
Consumer Finance — 0.3%
American Express Co.	8,127	$1,522,512
Credit Acceptance Corp.(1)	194	103,350
FirstCash Holdings, Inc.	565	61,240
SoFi Technologies, Inc.(1)(3)	8,773	87,291
		$1,774,393
Consumer Staples Distribution & Retail — 1.3%
BJ's Wholesale Club Holdings, Inc.(1)	967	$64,460
Casey's General Stores, Inc.	121	33,244
Costco Wholesale Corp.	7,630	5,036,410
Dollar General Corp.	2,948	400,781
Dollar Tree, Inc.(1)	1,948	276,713
Sprouts Farmers Market, Inc.(1)	955	45,945
Target Corp.	951	135,442
Walmart, Inc.	8,016	1,263,722
		$7,256,717
Containers & Packaging — 0.2%
AptarGroup, Inc.	1,062	$131,284
Avery Dennison Corp.	1,038	209,842
Ball Corp.	7,432	427,489
Crown Holdings, Inc.	137	12,616
Graphic Packaging Holding Co.	1,323	32,612
Sealed Air Corp.	1,599	58,396
Silgan Holdings, Inc.	725	32,806
		$905,045
Distributors — 0.1%
Genuine Parts Co.	464	$64,264
Pool Corp.	731	291,457
		$355,721

Calvert
US Large-Cap Growth Responsible Index Fund
December 31, 2023
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Diversified Consumer Services — 0.1%
Bright Horizons Family Solutions, Inc.(1)	1,078	$ 101,591
Duolingo, Inc.(1)	837	189,874
H&R Block, Inc.	3,168	153,236
Service Corp. International	2,132	145,935
		$ 590,636
Diversified Telecommunication Services — 0.0%(2)
Iridium Communications, Inc.	2,577	$ 106,069
		$ 106,069
Electric Utilities — 0.3%
Constellation Energy Corp.	2,576	$301,109
NextEra Energy, Inc.	15,506	941,834
NRG Energy, Inc.	4,702	243,093
PNM Resources, Inc.	745	30,992
Xcel Energy, Inc.	294	18,202
		$1,535,230
Electrical Equipment — 0.9%
Acuity Brands, Inc.	441	$90,330
AMETEK, Inc.	5,644	930,639
Atkore, Inc.(1)	1,102	176,320
Eaton Corp. PLC	5,675	1,366,653
Emerson Electric Co.	7,405	720,729
EnerSys	580	58,557
Generac Holdings, Inc.(1)	1,574	203,424
Hubbell, Inc.	1,186	390,111
nVent Electric PLC	1,782	105,298
Plug Power, Inc.(1)(3)	2,000	9,000
Regal Rexnord Corp.	548	81,115
Rockwell Automation, Inc.	2,517	781,478
Sensata Technologies Holding PLC	956	35,917
		$4,949,571
Electronic Equipment, Instruments & Components — 0.9%
Advanced Energy Industries, Inc.	947	$103,147
Amphenol Corp., Class A	16,461	1,631,779
Badger Meter, Inc.	744	114,851
Belden, Inc.	520	40,170
CDW Corp.	1,934	439,637
Cognex Corp.	4,833	201,730
Coherent Corp.(1)	1,798	78,267
Corning, Inc.	8,197	249,599
Insight Enterprises, Inc.(1)	170	30,122
IPG Photonics Corp.(1)	584	63,387
Jabil, Inc.	420	53,508
Keysight Technologies, Inc.(1)	4,946	786,859
Littelfuse, Inc.	572	153,044
Novanta, Inc.(1)	956	161,000
Teledyne Technologies, Inc.(1)	913	407,463
Security	Shares	Value
Electronic Equipment, Instruments & Components (continued)
Trimble, Inc.(1)	4,285	$ 227,962
Vontier Corp.	3,234	111,735
Zebra Technologies Corp., Class A(1)	1,018	278,250
		$ 5,132,510
Entertainment — 1.5%
AMC Entertainment Holdings, Inc., Class A(1)	358	$ 2,191
Atlanta Braves Holdings, Inc., Class C(1)	1,486	58,816
Electronic Arts, Inc.	5,246	717,705
Liberty Media Corp.-Liberty Formula One, Class A(1)	2,220	128,716
Liberty Media Corp.-Liberty Live, Class A(1)	1,743	63,707
Live Nation Entertainment, Inc.(1)	2,663	249,257
Madison Square Garden Sports Corp.(1)	265	48,185
Netflix, Inc.(1)	9,240	4,498,771
ROBLOX Corp., Class A(1)	10,393	475,168
Roku, Inc.(1)	2,458	225,300
Take-Two Interactive Software, Inc.(1)	2,032	327,051
Walt Disney Co. (The)	20,177	1,821,781
Warner Music Group Corp., Class A	1,813	64,887
		$8,681,535
Financial Services — 3.6%
Affirm Holdings, Inc.(1)	4,214	$207,076
Block, Inc., Class A(1)	11,682	903,603
Euronet Worldwide, Inc.(1)	500	50,745
Fiserv, Inc.(1)	11,744	1,560,073
Jack Henry & Associates, Inc.	1,405	229,591
Mastercard, Inc., Class A	17,699	7,548,800
PayPal Holdings, Inc.(1)	22,560	1,385,410
Shift4 Payments, Inc., Class A(1)	1,117	83,038
Toast, Inc., Class A(1)(3)	9,401	171,662
Visa, Inc., Class A	33,533	8,730,316
WEX, Inc.(1)	972	189,103
		$21,059,417
Food Products — 0.6%
Campbell Soup Co.	1,425	$61,603
Darling Ingredients, Inc.(1)	3,552	177,032
Flowers Foods, Inc.	1,300	29,263
General Mills, Inc.	5,559	362,113
Hershey Co. (The)	4,347	810,455
Hormel Foods Corp.	1,507	48,390
JM Smucker Co. (The)	340	42,969
Kellanova	3,583	200,325
Lamb Weston Holdings, Inc.	3,594	388,475
Lancaster Colony Corp.	423	70,383
McCormick & Co., Inc.	4,590	314,048
Mondelez International, Inc., Class A	15,648	1,133,385
Simply Good Foods Co. (The)(1)	2,462	97,495
		$3,735,936

Calvert
US Large-Cap Growth Responsible Index Fund
December 31, 2023
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Gas Utilities — 0.0%(2)
Southwest Gas Holdings, Inc.	615	$ 38,960
UGI Corp.	3,344	82,263
		$ 121,223
Ground Transportation — 0.6%
J.B. Hunt Transport Services, Inc.	1,386	$ 276,840
Landstar System, Inc.	809	156,663
Old Dominion Freight Line, Inc.	2,036	825,252
Saia, Inc.(1)	587	257,235
Union Pacific Corp.	7,559	1,856,641
		$3,372,631
Health Care Equipment & Supplies — 3.7%
Abbott Laboratories	33,165	$3,650,472
Align Technology, Inc.(1)	1,712	469,088
Baxter International, Inc.	11,095	428,933
Becton Dickinson and Co.	5,536	1,349,843
Boston Scientific Corp.(1)	32,513	1,879,576
CONMED Corp.	461	50,484
Cooper Cos., Inc. (The)	1,182	447,316
DENTSPLY SIRONA, Inc.	2,845	101,254
DexCom, Inc.(1)	8,488	1,053,276
Edwards Lifesciences Corp.(1)	13,318	1,015,497
Envista Holdings Corp.(1)	233	5,606
GE HealthCare Technologies, Inc.	8,746	676,241
Globus Medical, Inc., Class A(1)	2,858	152,303
Haemonetics Corp.(1)	1,167	99,790
Hologic, Inc.(1)	5,741	410,194
ICU Medical, Inc.(1)	253	25,234
IDEXX Laboratories, Inc.(1)	1,832	1,016,852
Inari Medical, Inc.(1)	1,128	73,230
Inspire Medical Systems, Inc.(1)	699	142,198
Insulet Corp.(1)	1,642	356,281
Intuitive Surgical, Inc.(1)	7,794	2,629,384
Masimo Corp.(1)	1,127	132,096
Medtronic PLC	7,512	618,839
Merit Medical Systems, Inc.(1)	1,308	99,356
Neogen Corp.(1)	2,495	50,174
Novocure, Ltd.(1)	1,190	17,767
Penumbra, Inc.(1)	774	194,692
QuidelOrtho Corp.(1)	1,125	82,912
ResMed, Inc.	3,252	559,409
Shockwave Medical, Inc.(1)	879	167,502
STERIS PLC	2,330	512,250
Stryker Corp.	7,555	2,262,420
Teleflex, Inc.	891	222,162
Zimmer Biomet Holdings, Inc.	4,950	602,415
		$21,555,046
Security	Shares	Value
Health Care Providers & Services — 1.6%
AMN Healthcare Services, Inc.(1)	892	$ 66,793
Chemed Corp.	371	216,942
DaVita, Inc.(1)	535	56,047
Elevance Health, Inc.	1,009	475,804
Encompass Health Corp.	400	26,688
Ensign Group, Inc. (The)	949	106,487
HealthEquity, Inc.(1)	1,556	103,163
Henry Schein, Inc.(1)	1,777	134,537
Humana, Inc.	953	436,293
Laboratory Corp. of America Holdings	955	217,062
Molina Healthcare, Inc.(1)	694	250,749
Option Care Health, Inc.(1)	2,779	93,624
Progyny, Inc.(1)	1,785	66,366
Quest Diagnostics, Inc.	1,058	145,877
R1 RCM, Inc.(1)	3,198	33,803
Surgery Partners, Inc.(1)(3)	400	12,796
UnitedHealth Group, Inc.	12,810	6,744,081
		$9,187,112
Health Care Technology — 0.1%
Doximity, Inc., Class A(1)	2,138	$59,949
Veeva Systems, Inc., Class A(1)	2,761	531,548
		$591,497
Hotels, Restaurants & Leisure — 2.2%
Airbnb, Inc., Class A(1)	8,759	$1,192,450
Aramark	2,112	59,347
Booking Holdings, Inc.(1)	730	2,589,470
Chipotle Mexican Grill, Inc.(1)	753	1,722,081
Choice Hotels International, Inc.	632	71,606
Darden Restaurants, Inc.	1,031	169,393
Domino's Pizza, Inc.	1,028	423,772
Hilton Grand Vacations, Inc.(1)	600	24,108
Hilton Worldwide Holdings, Inc.	5,599	1,019,522
Hyatt Hotels Corp., Class A	134	17,475
Marriott International, Inc., Class A	4,474	1,008,932
Marriott Vacations Worldwide Corp.	193	16,384
Planet Fitness, Inc., Class A(1)	1,831	133,663
Starbucks Corp.	27,666	2,656,213
Texas Roadhouse, Inc.	1,804	220,503
Vail Resorts, Inc.	324	69,164
Wendy's Co. (The)	2,270	44,220
Wingstop, Inc.	750	192,435
Wyndham Hotels & Resorts, Inc.	992	79,767
Yum! Brands, Inc.	8,064	1,053,642
		$12,764,147
Household Durables — 0.2%
D.R. Horton, Inc.	1,811	$275,236
NVR, Inc.(1)	69	483,031

Calvert
US Large-Cap Growth Responsible Index Fund
December 31, 2023
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Household Durables (continued)
Tempur Sealy International, Inc.	4,093	$ 208,620
TopBuild Corp.(1)	491	183,762
Whirlpool Corp.	265	32,269
		$ 1,182,918
Household Products — 1.4%
Church & Dwight Co., Inc.	5,183	$ 490,105
Clorox Co. (The)	2,742	390,982
Colgate-Palmolive Co.	16,078	1,281,577
Kimberly-Clark Corp.	2,892	351,407
Procter & Gamble Co. (The)	37,587	5,507,999
		$8,022,070
Independent Power and Renewable Electricity Producers — 0.0%(2)
AES Corp. (The)	8,622	$165,973
Ormat Technologies, Inc.(3)	888	67,302
		$233,275
Insurance — 1.8%
Allstate Corp. (The)	5,213	$729,716
Arch Capital Group, Ltd.(1)	5,281	392,220
Brown & Brown, Inc.	4,568	324,831
Cincinnati Financial Corp.	5,695	589,205
Everest Group, Ltd.	695	245,738
Globe Life, Inc.	600	73,032
Kinsale Capital Group, Inc.	933	312,471
Marsh & McLennan Cos., Inc.	12,630	2,393,006
Primerica, Inc.	612	125,925
Progressive Corp. (The)	16,175	2,576,354
Prudential Financial, Inc.	12,811	1,328,629
RenaissanceRe Holdings, Ltd.	655	128,380
RLI Corp.	1,197	159,345
Ryan Specialty Holdings, Inc.(1)	3,471	149,322
Selective Insurance Group, Inc.	778	77,395
W.R. Berkley Corp.	1,801	127,367
White Mountains Insurance Group, Ltd.	94	141,471
Willis Towers Watson PLC	1,287	310,424
		$10,184,831
Interactive Media & Services — 5.0%
Alphabet, Inc., Class A(1)	198,932	$27,788,811
Pinterest, Inc., Class A(1)	13,128	486,261
Snap, Inc., Class A(1)	19,986	338,363
ZoomInfo Technologies, Inc.(1)	6,036	111,606
		$28,725,041
IT Services — 2.2%
Accenture PLC, Class A	13,237	$4,644,996
Akamai Technologies, Inc.(1)	3,049	360,849
Amdocs, Ltd.	1,312	115,312
Security	Shares	Value
IT Services (continued)
Cloudflare, Inc., Class A(1)	6,367	$ 530,116
Cognizant Technology Solutions Corp., Class A	2,334	176,287
EPAM Systems, Inc.(1)	1,324	393,678
Gartner, Inc.(1)	1,675	755,609
International Business Machines Corp.	19,586	3,203,290
MongoDB, Inc.(1)	1,342	548,677
Okta, Inc.(1)	3,560	322,287
Snowflake, Inc., Class A(1)	6,480	1,289,520
Twilio, Inc., Class A(1)	3,329	252,571
VeriSign, Inc.(1)	1,908	392,972
		$12,986,164
Leisure Products — 0.1%
Brunswick Corp.	1,515	$146,576
Hasbro, Inc.	2,401	122,595
Mattel, Inc.(1)	4,942	93,305
		$362,476
Life Sciences Tools & Services — 2.2%
Agilent Technologies, Inc.	6,494	$902,861
Avantor, Inc.(1)	7,382	168,531
Bio-Techne Corp.	3,820	294,751
Bruker Corp.	2,462	180,908
Charles River Laboratories International, Inc.(1)	846	199,994
Danaher Corp.	14,520	3,359,057
Fortrea Holdings, Inc.(1)	955	33,330
Illumina, Inc.(1)	733	102,063
IQVIA Holdings, Inc.(1)	4,025	931,305
Medpace Holdings, Inc.(1)	574	175,948
Mettler-Toledo International, Inc.(1)	466	565,239
Repligen Corp.(1)	1,210	217,558
Revvity, Inc.	424	46,347
Thermo Fisher Scientific, Inc.	8,723	4,630,081
Waters Corp.(1)	1,403	461,910
West Pharmaceutical Services, Inc.	1,640	577,477
		$12,847,360
Machinery — 2.2%
AGCO Corp.	245	$29,745
Allison Transmission Holdings, Inc.	485	28,203
Caterpillar, Inc.	5,332	1,576,512
Chart Industries, Inc.(1)(3)	615	83,843
Deere & Co.	4,034	1,613,076
Donaldson Co., Inc.	2,255	147,364
Dover Corp.	2,301	353,917
ESAB Corp.	1,000	86,620
Fortive Corp.	4,714	347,092
Franklin Electric Co., Inc.	919	88,821
Graco, Inc.	4,337	376,278
IDEX Corp.	2,003	434,871
Illinois Tool Works, Inc.	7,455	1,952,763

Calvert
US Large-Cap Growth Responsible Index Fund
December 31, 2023
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Machinery (continued)
Ingersoll Rand, Inc.	10,650	$ 823,671
ITT, Inc.	822	98,081
Lincoln Electric Holdings, Inc.	1,628	354,025
Middleby Corp. (The)(1)	869	127,891
Mueller Industries, Inc.	1,768	83,361
Nordson Corp.	1,194	315,407
Otis Worldwide Corp.	9,665	864,727
PACCAR, Inc.	775	75,679
Parker-Hannifin Corp.	2,827	1,302,399
Pentair PLC	2,784	202,425
Snap-on, Inc.	475	137,199
SPX Technologies, Inc.(1)	1,118	112,929
Timken Co. (The)	340	27,251
Toro Co. (The)	2,775	266,372
Watts Water Technologies, Inc., Class A	698	145,421
Westinghouse Air Brake Technologies Corp.	1,234	156,595
Xylem, Inc.	5,463	624,749
		$12,837,287
Media — 0.5%
Cable One, Inc.	57	$31,726
Charter Communications, Inc., Class A(1)	655	254,585
Comcast Corp., Class A	41,513	1,820,345
Interpublic Group of Cos., Inc. (The)	705	23,011
Liberty Broadband Corp., Class C(1)	2,862	230,649
New York Times Co. (The), Class A	2,068	101,311
Sirius XM Holdings, Inc.(3)	5,224	28,575
Trade Desk, Inc. (The), Class A(1)	9,308	669,804
		$3,160,006
Metals & Mining — 0.2%
ATI, Inc.(1)	3,159	$143,640
Nucor Corp.	3,513	611,403
Reliance Steel & Aluminum Co.	300	83,904
Steel Dynamics, Inc.	1,694	200,061
		$1,039,008
Multi-Utilities — 0.0%(2)
Ameren Corp.	250	$18,085
CMS Energy Corp.	939	54,528
Dominion Energy, Inc.	2,693	126,571
WEC Energy Group, Inc.	945	79,540
		$278,724
Paper & Forest Products — 0.0%(2)
Louisiana-Pacific Corp.	1,281	$90,733
		$90,733
Passenger Airlines — 0.0%(2)
Alaska Air Group, Inc.(1)	2,600	$101,582
Security	Shares	Value
Passenger Airlines (continued)
Southwest Airlines Co.	3,260	$ 94,149
		$ 195,731
Personal Care Products — 0.2%
BellRing Brands, Inc.(1)	2,380	$ 131,923
Coty, Inc., Class A(1)	3,419	42,464
e.l.f. Beauty, Inc.(1)	965	139,288
Estee Lauder Cos., Inc. (The), Class A	4,926	720,428
		$ 1,034,103
Pharmaceuticals — 3.3%
Bristol-Myers Squibb Co.	34,512	$1,770,811
Catalent, Inc.(1)	162	7,279
Eli Lilly & Co.	17,687	10,310,106
Jazz Pharmaceuticals PLC(1)	1,393	171,339
Merck & Co., Inc.	44,458	4,846,811
Royalty Pharma PLC, Class A	8,582	241,068
Zoetis, Inc.	10,226	2,018,306
		$19,365,720
Professional Services — 1.1%
Alight, Inc., Class A(1)	2,650	$22,605
Automatic Data Processing, Inc.	6,086	1,417,855
Booz Allen Hamilton Holding Corp.	3,147	402,533
Broadridge Financial Solutions, Inc.	2,286	470,344
Ceridian HCM Holding, Inc.(1)	3,391	227,604
Dun & Bradstreet Holdings, Inc.	644	7,535
Equifax, Inc.	2,881	712,442
ExlService Holdings, Inc.(1)	2,950	91,008
Exponent, Inc.	1,365	120,175
FTI Consulting, Inc.(1)	785	156,333
Genpact, Ltd.	1,702	59,076
Insperity, Inc.	510	59,782
Maximus, Inc.	640	53,670
Paychex, Inc.	4,911	584,949
Paycom Software, Inc.	1,071	221,397
Paylocity Holding Corp.(1)	886	146,057
Robert Half, Inc.	652	57,324
Science Applications International Corp.	290	36,053
SS&C Technologies Holdings, Inc.	2,502	152,897
TransUnion	4,835	332,213
TriNet Group, Inc.(1)	828	98,474
Verisk Analytics, Inc.	3,201	764,591
		$6,194,917
Real Estate Management & Development — 0.2%(2)
CBRE Group, Inc., Class A(1)	2,767	$257,580
CoStar Group, Inc.(1)	8,857	774,013
Zillow Group, Inc., Class C(1)	496	28,699
		$1,060,292

Calvert
US Large-Cap Growth Responsible Index Fund
December 31, 2023
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Semiconductors & Semiconductor Equipment — 10.9%
Advanced Micro Devices, Inc.(1)	33,809	$ 4,983,785
Allegro MicroSystems, Inc.(1)	1,799	54,456
Analog Devices, Inc.	7,997	1,587,884
Applied Materials, Inc.	17,586	2,850,163
Broadcom, Inc.	9,683	10,808,649
Cirrus Logic, Inc.(1)	1,246	103,655
Diodes, Inc.(1)	753	60,631
Enphase Energy, Inc.(1)	2,598	343,300
Entegris, Inc.	2,984	357,543
First Solar, Inc.(1)	2,288	394,177
Intel Corp.	8,180	411,045
KLA Corp.	2,865	1,665,424
Lam Research Corp.	2,767	2,167,280
Lattice Semiconductor Corp.(1)	2,826	194,966
Marvell Technology, Inc.	18,832	1,135,758
Microchip Technology, Inc.	11,073	998,563
Micron Technology, Inc.	22,797	1,945,496
MKS Instruments, Inc.	934	96,081
Monolithic Power Systems, Inc.	975	615,010
NVIDIA Corp.	47,256	23,402,116
ON Semiconductor Corp.(1)	9,030	754,276
Onto Innovation, Inc.(1)	1,003	153,359
Power Integrations, Inc.	1,263	103,705
Qorvo, Inc.(1)	2,161	243,350
QUALCOMM, Inc.	23,464	3,393,598
Rambus, Inc.(1)	2,137	145,850
Silicon Laboratories, Inc.(1)	721	95,367
Skyworks Solutions, Inc.	3,115	350,188
SolarEdge Technologies, Inc.(1)(3)	1,048	98,093
Teradyne, Inc.	3,089	335,218
Texas Instruments, Inc.	19,139	3,262,434
Universal Display Corp.	1,049	200,632
Wolfspeed, Inc.(1)(3)	600	26,106
		$63,338,158
Software — 16.0%
Adobe, Inc.(1)	9,567	$5,707,672
Altair Engineering, Inc., Class A(1)	850	71,527
ANSYS, Inc.(1)	1,852	672,054
AppFolio, Inc., Class A(1)	332	57,516
AppLovin Corp., Class A(1)	4,016	160,038
Atlassian Corp., Class A(1)	981	233,341
Autodesk, Inc.(1)	4,442	1,081,538
Bill Holdings, Inc.(1)	1,997	162,935
Box, Inc., Class A(1)	2,766	70,837
Cadence Design Systems, Inc.(1)	5,852	1,593,909
Confluent, Inc., Class A(1)	4,075	95,355
CrowdStrike Holdings, Inc., Class A(1)	4,838	1,235,238
Datadog, Inc., Class A(1)	5,691	690,774
DocuSign, Inc.(1)	4,849	288,273
Dolby Laboratories, Inc., Class A	915	78,855
Security	Shares	Value
Software (continued)
Dropbox, Inc., Class A(1)	6,106	$ 180,005
Dynatrace, Inc.(1)	4,701	257,098
Elastic NV(1)	1,166	131,408
Fair Isaac Corp.(1)	530	616,925
Five9, Inc.(1)	1,549	121,891
Fortinet, Inc.(1)	13,741	804,261
Guidewire Software, Inc.(1)	1,090	118,854
HashiCorp, Inc., Class A(1)	2,220	52,481
HubSpot, Inc.(1)	1,032	599,117
Intuit, Inc.	5,832	3,645,175
Manhattan Associates, Inc.(1)	1,353	291,328
Microsoft Corp.	142,718	53,667,677
Oracle Corp.	33,583	3,540,656
Palo Alto Networks, Inc.(1)	6,521	1,922,912
PTC, Inc.(1)	2,696	471,692
Qualys, Inc.(1)	765	150,154
Roper Technologies, Inc.	1,578	860,278
Salesforce, Inc.(1)	19,911	5,239,381
ServiceNow, Inc.(1)	4,374	3,090,187
Smartsheet, Inc., Class A(1)	1,600	76,512
Splunk, Inc.(1)	2,171	330,752
SPS Commerce, Inc.(1)	717	138,983
Synopsys, Inc.(1)	3,277	1,687,360
Tenable Holdings, Inc.(1)	2,200	101,332
Teradata Corp.(1)	1,973	85,845
Tyler Technologies, Inc.(1)	883	369,200
Workday, Inc., Class A(1)	4,171	1,151,446
Workiva, Inc.(1)	619	62,847
Zoom Video Communications, Inc., Class A(1)	5,204	374,220
Zscaler, Inc.(1)	1,940	429,826
		$92,769,665
Specialty Retail — 2.8%
AutoZone, Inc.(1)	363	$938,576
Bath & Body Works, Inc.	1,230	53,087
Burlington Stores, Inc.(1)	1,216	236,488
Chewy, Inc., Class A(1)	1,490	35,209
Dick's Sporting Goods, Inc.	891	130,932
Five Below, Inc.(1)	1,054	224,671
Floor & Decor Holdings, Inc., Class A(1)	1,963	218,992
GameStop Corp., Class A(1)	592	10,378
Home Depot, Inc. (The)	19,972	6,921,297
Lowe's Cos., Inc.	11,401	2,537,293
O'Reilly Automotive, Inc.(1)	1,178	1,119,194
RH(1)	305	88,901
Ross Stores, Inc.	5,539	766,542
TJX Cos., Inc. (The)	20,063	1,882,110
Tractor Supply Co.	2,110	453,713
Ulta Beauty, Inc.(1)	989	484,600
Williams-Sonoma, Inc.	664	133,982
		$16,235,965

Calvert
US Large-Cap Growth Responsible Index Fund
December 31, 2023
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Technology Hardware, Storage & Peripherals — 10.2%
Apple, Inc.	302,654	$ 58,269,975
Pure Storage, Inc., Class A(1)	5,654	201,622
Seagate Technology Holdings PLC	4,789	408,837
Super Micro Computer, Inc.(1)	978	278,006
Western Digital Corp.(1)	2,279	119,351
		$ 59,277,791
Textiles, Apparel & Luxury Goods — 0.8%
Columbia Sportswear Co.	88	$ 6,999
Crocs, Inc.(1)	1,131	105,647
Deckers Outdoor Corp.(1)	571	381,674
lululemon Athletica, Inc.(1)	2,248	1,149,380
NIKE, Inc., Class B	24,153	2,622,291
PVH Corp.	193	23,569
Skechers USA, Inc., Class A(1)	997	62,153
Tapestry, Inc.	708	26,061
VF Corp.	6,937	130,416
		$4,508,190
Trading Companies & Distributors — 0.4%
Applied Industrial Technologies, Inc.	718	$123,991
Core & Main, Inc., Class A(1)	1,000	40,410
Fastenal Co.	12,092	783,199
GATX Corp.	340	40,875
MSC Industrial Direct Co., Inc., Class A	275	27,847
SiteOne Landscape Supply, Inc.(1)	999	162,337
United Rentals, Inc.	868	497,729
W.W. Grainger, Inc.	918	760,737
		$2,437,125
Water Utilities — 0.0%(2)
American Water Works Co., Inc.	1,398	$184,522
Essential Utilities, Inc.	2,925	109,249
		$293,771
Wireless Telecommunication Services — 0.3%
T-Mobile US, Inc.	10,794	$1,730,602
		$1,730,602
Total Common Stocks (identified cost $384,516,990)		$578,363,948

Rights — 0.0%(2)

Security	Shares	Value
Health Care Equipment & Supplies — 0.0%(2)
Abiomed, Inc., CVR(1)(4)(5)	1,143	$ 1,166
Total Rights (identified cost $1,166)		$ 1,166

Short-Term Investments — 0.3%
Affiliated Fund — 0.3%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.27%(6)	1,486,170	$ 1,486,170
Total Affiliated Fund (identified cost $1,486,170)		$ 1,486,170
Securities Lending Collateral — 0.0%(2)
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 5.36%(7)	41,414	$ 41,414
Total Securities Lending Collateral (identified cost $41,414)		$ 41,414
Total Short-Term Investments (identified cost $1,527,584)		$ 1,527,584
Total Investments — 100.0% (identified cost $386,045,740)		$579,892,698
Other Assets, Less Liabilities — 0.0%(2)		$ 149,855
Net Assets — 100.0%		$580,042,553

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Non-income producing security.
(2)	Amount is less than 0.05%.
(3)	All or a portion of this security was on loan at December 31, 2023. The aggregate market value of securities on loan at December 31, 2023 was $537,693 and the total market value of the collateral received by the Fund was $570,914, comprised of cash of $41,414 and U.S. government and/or agencies securities of $529,500.
(4)	For fair value measurement disclosure purposes, security is categorized as Level 3.
(5)	Restricted security. Total market value of restricted securities amounts to $1,166, which represents less than 0.05% of the net assets of the Fund as of December 31, 2023.
(6)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of December 31, 2023.
(7)	Represents investment of cash collateral received in connection with securities lending.

Calvert
US Large-Cap Growth Responsible Index Fund
December 31, 2023
Schedule of Investments (Unaudited) — continued

Restricted Securities
Description	Acquisition Date	Cost
Abiomed, Inc., CVR	12/28/22	$1,166

Abbreviations:
CVR	– Contingent Value Rights
The Fund did not have any open derivative instruments at December 31, 2023.
Affiliated Investments
At December 31, 2023, the value of the Fund's investment in funds that may be deemed to be affiliated was $1,486,170, which represents 0.3% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended December 31, 2023 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$1,417,922	$36,389,836	$(36,321,588)	$ —	$ —	$1,486,170	$16,091	1,486,170

(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of December 31, 2023, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3(1)	Total
Common Stocks	$578,363,948(2)	$ —	$ —	$578,363,948
Rights	—	—	1,166	1,166
Short-Term Investments:
Affiliated Fund	1,486,170	—	—	1,486,170
Securities Lending Collateral	41,414	—	—	41,414
Total Investments	$579,891,532	$ —	$1,166	$579,892,698

(1)	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
(2)	The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended December 31, 2023 is not presented.
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.